Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Millions	Total	Inflation adjustment of share capital and treasury shares (i) [Member]	Share premium [Member]	Other reserves (ii) [Member]	Subtotal [Member]	Noncontrolling Interest [Member]	Retained earnings [Member]	Reserve for future dividends [Member]	Reserve for currency translation adjustment [Member]	Other reserves (i) [Member]	Warrants [Member]	Legal reserves [Member]	Outstanding shares [Member]	Reserve for the acquisition of securities issued by the Company [Member]	Treasury shares [Member]	Additional paid in capital from treasury shares [Member]	Cost of treasury shares [Member]	Special reserve [Member]	Total other reserves [Member]
Balance, amount at Jun. 30, 2023	$ 3,341,115	$ 379,751	$ 467,071	$ 311,585	$ 1,450,188	$ 1,890,927	$ 246,069	$ 0	$ 41,155	$ 47,894	$ 35,320	$ 36,306	$ 586	$ 3,653	$ 7	$ (26,507)	$ (17,906)	$ 236,789	$ 311,585
Statement [Line Items]
Profit for the year	198,770	0	0	0	169,867	28,903	169,867				0	0	0		0	0
Other comprehensive loss for the year	(143,305)	0	0	(48,941)	(48,941)	(94,364)	0	0	(54,880)	5,939	0	0	0	0	0	0	0	0	(48,941)
Total comprehensive (loss) / income for the year	55,465	0	0	(48,941)	120,926	(65,461)	169,867	0	(54,880)	5,939	0	0	0	0	0	0	0	0	(48,941)
Assignment of results - Shareholders' meeting	0	0	0	109,795	0	0	(124,611)	109,795	0	0	0	14,816	0	0	0	0	0	0	109,795
Issuance of shares	0	0	0	14,073	0	0	0	0	0	0	0	0	6	0	(6)	(14,073)	14,073	0	14,073
Repurchase of treasury shares	(24,561)	0	0	(2,382)	(2,382)	(22,179)	0	0	0	0	0	0	(1)	0	1	0	(2,382)	0	(2,382)
Reserve for share-based payments	(1,652)	0	0	395	(645)	(1,007)	0	0	0	(657)	0	0	0	0	0	(1,040)	1,052	0	395
Exercise of warrants	5,841	70	3,649	0	2,803	3,038	0				(919)	0	3		0	0
Changes in non-controlling interest	25,344	0	0	(48,437)	(48,437)	73,781	0	0	0	(48,437)	0	0	0	0	0	0	0	0	(48,437)
Dividends distribution	(500,853)	0	0	(58,414)	(230,119)	(270,734)	(171,705)	(58,414)	0	0	0	0	0	0	0	0	0	0	(58,414)
Other changes in shareholders' equity	1,954	0	0	9,455	1,126	828	(8,329)	0	55	1,071	0	0	0	0	0	0	0	8,329	9,455
Capitalization of irrevocable contributions	179	0	0	0	0	179	0				0	0	0		0	0
Incorporation by business combination	6,154	0	0	0	0	6,154	0				0	0	0		0	0
Balance, amount at Jun. 30, 2024	2,908,986	379,821	470,720	287,129	1,293,460	1,615,526	111,291	51,381	(13,670)	5,810	34,401	51,122	594	3,653	2	(41,620)	(5,163)	245,118	287,129
Statement [Line Items]
Profit for the year	299,635	0	0	0	128,400	171,235	128,400				0	0	0		0	0
Other comprehensive loss for the year	(62,094)	0	0	(22,495)	(22,495)	(39,599)	0	0	(23,020)	525	0	0	0	0	0	0	0	0	(22,495)
Total comprehensive (loss) / income for the year	237,541	0	0	(22,495)	105,905	131,636	128,400	0	(23,020)	525	0	0	0	0	0	0	0	0	(22,495)
Assignment of results - Shareholders' meeting	0	0	0	52,467	0	0	(59,058)	(51,381)	0	0	0	6,591	0	0	0	0	0	103,848	52,467
Repurchase of treasury shares	(21,981)	0	0	(10,017)	(10,017)	(11,964)	0	0	0	0	0	0	(5)	0	5	0	(10,017)	0	(10,017)
Reserve for share-based payments	266	0	0	209	5	261	0	0	0	3	0	0	0	0	0	(204)	206	0	209
Exercise of warrants	21,074	8	16,288	0	11,228	9,846	0				(5,086)	0	18		0	0
Changes in non-controlling interest	(22,021)	0	0	(43,485)	(43,485)	21,464	0	0	0	(43,485)	0	0	0	0	0	0	0	0	(43,485)
Dividends distribution	(179,573)	0	0	0	(72,763)	(106,810)	(72,763)				0	0	0		0	0
Other changes in shareholders' equity	11,861	0	0	11,861	11,861	0	0	0	1,005	10,856	0	0	0	0	0	0	0	0	11,861
Capitalization of irrevocable contributions	314	0	0	0	0	314	0				0	0	0		0	0
Balance, amount at Jun. 30, 2025	2,956,467	379,829	487,008	275,669	1,296,194	1,660,273	107,870	0	(35,685)	(26,291)	29,315	57,713	607	3,653	7	(41,824)	(14,974)	348,966	275,669
Statement [Line Items]
Profit for the year	372,280	0	0	0	177,256	195,024	177,256				0	0	0		0	0
Other comprehensive loss for the year	(17,172)	0	0	(5,999)	(5,999)	(11,173)	0	0	(6,268)	269	0	0	0	0	0	0	0	0	(5,999)
Total comprehensive (loss) / income for the year	355,108	0	0	(5,999)	171,257	183,851	177,256	0	(6,268)	269	0	0	0	0	0	0	0	0	(5,999)
Assignment of results - Shareholders' meeting	0	0	0	2,450	0	0	(8,799)	0	0	0	0	6,349	0	0	0	0	0	2,450	2,450
Reserve for share-based payments	1,616	0	0	773	773	843	0	0	0	773	0	0	0	0	0	0	0	0	773
Exercise of warrants	144,937	12	137,298	0	127,963	16,974	0				(9,442)	0	95		0	0
Changes in non-controlling interest	0	0	0	68,247	68,247	(68,247)	0	0	0	68,247	0	0	0	0	0	0	0	0	68,247
Dividends distribution	(211,623)	0	0	0	(118,190)	(93,433)	(118,190)				0	0	0		0	0
Other changes in shareholders' equity	57	0	0	0	0	57	0				0	0	0		0	0
Capitalization of irrevocable contributions	10,519	0	0	0	0	10,519	0				0	0	0		0	0
Amendment to the exercise terms of warrants issued by the Company (ii)	(102,546)	0	(71,410)	0	(91,283)	(11,263)	0				(19,873)	0	0		0	0
Distribution of treasury shares	(28)	0	0	12,450	(28)	0	0	0	0	0	0	0	5	0	(5)	(12,478)	12,450	0	12,450
Balance, amount at Jun. 30, 2026	$ 3,154,507	$ 379,841	$ 552,896	$ 353,590	$ 1,454,933	$ 1,699,574	$ 158,137	$ 0	$ (41,953)	$ 42,998	$ 0	$ 64,062	$ 707	$ 3,653	$ 2	$ (54,302)	$ (2,524)	$ 351,416	$ 353,590